UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2009

Date of reporting period: MARCH 31, 2009

ITEM 1.     SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (47.58%)
Bank Debt (40.61%) (1)
Alumina and Aluminum Production and Processing (1.71%)
Revere Industries, LLC, 2nd Lien Term Loan, LIBOR + 14.5%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $45,614,644) (4)	$45,614,644	$13,319,476	1.71%

Basic Chemical Manufacturing (0.02%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, Base Rate + 6.25%, due 6/30/13
(Acquired 7/18/06, Amortized Cost $2,742,730)	$2,813,056	157,531	0.02%

Communications Equipment Manufacturing (6.60%)
Dialogic Corporation, Senior Secured Notes, 15%, due 9/30/10
(Acquired 12/5/08, Amortized Cost $3,281,899)	$3,281,899	3,224,138	0.41%
Dialogic Corporation, Senior Secured Notes, LIBOR + 12%, due 9/30/10
(Acquired 9/28/06 and 10/5/07, Amortized Cost $24,543,917)	$24,614,243	23,027,855	2.96%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/10/14
(Acquired 12/13/07, Amortized Cost $32,000,356)	$34,042,932	25,123,684	3.23%
Total Communications Equipment Manufacturing		51,375,677

Computer and Peripheral Equipment Manufacturing (1.22%)
Palm, Inc., Tranche B Term Loan, LIBOR + 3.5%, due 4/24/14
(Acquired 11/1/07, Amortized Cost $17,436,695)	$19,374,106	9,493,312	1.22%

Data Processing, Hosting, and Related Services (9.20%)
GXS Worldwide, Inc., 1st Lien Term Loan, Base Rate + 3.0%, due 3/31/13
(Acquired 10/12/07, Amortized Cost $15,460,536) (3)	$15,776,057	12,147,564	1.56%
GXS Worldwide, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 9/30/13
(Acquired 10/12/07, Amortized Cost $38,194,665) (3)	$38,776,310	29,276,114	3.76%
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $9,662,467)	$9,662,467	7,812,105	1.00%
Terremark Worldwide, Inc., 2nd Lien Term Loan,
LIBOR + 3.25% Cash + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $25,429,124)	$25,569,618	22,418,163	2.88%
Total Data Processing, Hosting, and Related Services		71,653,946

Electric Power Generation, Transmission and Distribution (0.04%)
La Paloma Generating Company, Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Amortized Cost $2,977,479) (4)	$35,592,323	332,868	0.04%

Management, Scientific, and Technical Consulting Services (0.82%)
Booz Allen Hamilton Mezzanine Loan, 13%, due 7/31/16
(Acquired 8/1/08, Amortized Cost $7,232,625)	$7,305,682	6,365,075	0.82%

Motor Vehicle Manufacturing (0.80%)
General Motors Corporation, Revolver, LIBOR + 1.75%, due 7/20/11
(Acquired 9/26/07, 9/27/07, 11/8/07, and 12/6/07, Cost $18,317,220)	$20,000,000	6,198,470	0.80%

Other Electrical Equipment and Component Manufacturing (1.15%)
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12
(Acquired 12/31/07, Amortized Cost $5,547,084) (2), (3)	$5,547,084	4,978,508	0.64%
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13
(Acquired 12/31/07, Amortized Cost $4,922,849) (2), (3)	$4,922,849	3,955,509	0.51%
Total Other Electrical Equipment and Component Manufacturing		8,934,017

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Offices of Real Estate Agents and Brokers (0.69%)
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13
(Acquired 6/28/07, 7/9/07, 7/13/07, and 8/17/07, Cost $14,773,750)	$20,000,000	$5,400,000	0.69%

Plastics Product Manufacturing (3.13%)
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 5/31/10
(Acquired 12/27/07 and 1/3/08, Amortized Cost $18,935,786) (2), (3), (11)	$18,935,547	16,663,282	2.14%
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10
(Acquired 9/18/08, Amortized Cost $7,622,339) (2), (3), (11)	$7,622,339	7,698,563	0.99%
Total Plastics Product Manufacturing		24,361,845

Radio and Television Broadcasting (0.08%)
High Plains Broadcasting Operating Company, Term Loan, Base Rate + 4%, due 9/14/16
(Acquired 9/15/08, Amortized Cost $309,497)	$340,106	135,192	0.02%
Newport Television LLC, Term Loan B, LIBOR + 5%, due 9/14/16
(Acquired 5/1/08 and 5/29/08, Amortized Cost $1,169,851)	$1,285,550	511,006	0.06%
Total Radio and Television Broadcasting		646,198

Satellite Telecommunications (7.05%)
WildBlue Communications, Inc., 1st Lien Delayed Draw Term Loan,
LIBOR + 4% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/6/06, Amortized Cost $27,601,162) (3)	$27,646,078	26,263,774	3.37%
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
LIBOR + 8.5% Cash + 7.25% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $31,082,513) (3)	$32,017,235	28,633,014	3.68%
Total Satellite Telecommunications		54,896,788

Semiconductor and Other Electronic Component Manufacturing (2.22%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 10.75%, due 12/18/12
(Acquired 7/12/07 and 11/19/07, Amortized Cost $6,595,742)	$6,904,848	4,695,296	0.61%
Isola USA Corporation, 2nd Lien Term Loan, LIBOR + 14.25%, due 12/18/13
(Acquired 12/21/06, 4/16/07 and 5/22/07, Amortized Cost $34,747,512)	$35,866,469	12,553,264	1.61%
Total Semiconductor and Other Electronic Component Manufacturing		17,248,560

Telecom Wireline (5.88%)
Cavalier Telephone Corporation, Senior Secured 1st Lien Term Loan,
Base Rate + 6.25%, due 12/31/12
(Acquired 4/18/08 and 4/24/08, Amortized Cost $1,167,547)	$1,546,926	460,210	0.06%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $14,453,861)	$14,453,861	7,516,008	0.97%
Hawaiian Telcom Communications Inc., Revolver, LIBOR + 2.25%, due 4/30/12
(Acquired 5/9/08 and 5/16/08, Cost $2,428,399)	$3,128,459	1,401,204	0.18%
Integra Telecom, Inc., 2nd Lien Term Loan, LIBOR + 7%, due 2/28/14
(Acquired 9/5/07, Amortized Cost $13,924,310)	$14,504,490	5,995,793	0.77%
Integra Telecom, Inc., Term Loan, LIBOR + 10% PIK, due 8/31/14
(Acquired 9/5/07 and 4/2/08, Amortized Cost $31,242,901)	$32,073,380	5,709,062	0.73%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/1/07, Amortized Cost $18,820,036)	$19,352,222	11,872,588	1.52%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Telecom Wireline (continued)
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $13,074,082)	$13,074,082	$10,642,303	1.37%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan,
EURIBOR + 5.5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $3,623,753) - (Netherlands) (5)	€2,640,087	2,184,573	0.28%
Total Telecom Wireline		45,781,741

Total Bank Debt (Cost $494,939,331)		316,165,504

Other Corporate Debt Securities (6.97%)
Gambling Industries (0.60%)
Harrah's Operating Company Inc., Senior Notes, 10.75%, due 2/1/16	$21,918,000	4,164,420	0.53%
Harrah's Operating Company Inc., Senior Notes, 5.375%, due 12/15/13	$3,360,000	540,859	0.07%
Total Gambling Industries		4,705,279

Home Furnishings Stores (0.06%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$6,591,000	461,700	0.06%

Industrial Machinery Manufacturing (1.46%)
GSI Group Corporation, Senior Notes, 11%, due 8/20/13
(Acquired 8/20/08, Amortized Cost $11,563,688) (6)	$13,347,000	11,398,338	1.46%

Offices of Real Estate Agents and Brokers (0.32%)
Realogy Corporation, Senior Subordinated Notes, 12.375%, due 4/15/15	$8,430,000	1,392,215	0.18%
Realogy Corporation, Senior Notes, 10.5%, due 4/15/14	$4,044,000	1,133,938	0.14%
Total Offices of Real Estate Agents and Brokers		2,526,153

Other Amusement and Recreation Industries (0.52%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes,
14.0% Cash or 15.625% PIK, due 10/1/13
(Acquired 10/1/07, Amortized Cost $37,763,225) (4), (6)	$36,979,333	4,030,747	0.52%

Plastics Product Manufacturing (0.42%)
Pliant Corporation, Senior Secured 2nd Lien Notes, 11.125%, due 9/1/09 (4)	$15,847,000	1,118,006	0.15%
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $16,144,412) (2), (4), (6)	$16,527,000	2,109,837	0.27%
Total Plastics Product Manufacturing		3,227,843

Sporting Goods, Hobby, and Musical Instrument Stores (0.25%)
Michaels Stores, Inc., Senior Unsecured Notes, 10%, due 11/1/14	$4,032,000	1,918,990	0.25%

Telecom Wireline (3.34%)
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 10% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $35,947,944) - (Netherlands) (5), (6)	€26,007,726	26,034,709	3.34%

Total Other Corporate Debt Securities (Cost $153,057,921)		54,303,759

Total Debt Investments (Cost $647,997,252)		370,469,263

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (35.89%)
Activities Related to Credit Intermediation (8.71%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $52,744,807) (2), (3), (4), (6), (7)	52,744.807	$62,346,120	8.01%
Online Resources Corporation, Common Stock (2), (4), (7), (9)	1,302,445	5,483,293	0.70%
Total Activities Related to Credit Intermediation		67,829,413

Basic Chemical Manufacturing (0.00%)
THL Hawkeye Equity Investors, LP Interest
(Acquired 7/25/06, Cost $5,344,815) (4), (6)	5,626,113	–	0.00%

Communications Equipment Manufacturing (5.50%)
Dialogic Corporation, Class A Convertible Preferred Stock
(Acquired 9/28/06, Cost $7,032,638) (4), (6)	7,197,769	6,262,059	0.80%
Gores I SF Luxembourg S.àr.1. Ordinary Shares
(Acquired 12/31/08, Cost $274,292) (2), (4), (5), (6), (7)	276,043	365,757	0.05%
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates
(Acquired 12/31/08, Cost $27,154,883) (2), (5), (6), (7)	27,328,261	36,209,946	4.65%
Total Communications Equipment Manufacturing		42,837,762

Data Processing, Hosting, and Related Services (0.42%)
GXS Holdings, Inc., Common Stock
(Acquired 3/28/08, Cost $1,615,439) (4), (6), (8)	1,680,056	3,158,506	0.40%
GXS Holdings, Inc., Series A Preferred Stock
(Acquired 3/28/08, Cost $64,618) (4), (6), (8)	67,203	126,341	0.02%
Total Data Processing, Hosting and Related Services		3,284,847

Depository Credit Intermediation (0.44%)
Doral Holdings, LP Interest
(Acquired 7/12/07, Cost $19,111,941) (4), (6)	19,111,941	3,402,290	0.44%

Electric Power Generation, Transmission and Distribution (0.18%)
Mach Gen, LLC, Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $1,442,223) (4), (6)	8,012	1,152,126	0.15%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $597,390) (4), (6)	3,236	210,340	0.03%
Total Electric Power Generation, Transmission and Distribution		1,362,466

Industrial Machinery Manufacturing (0.04%)
GSI Group, Inc., Common Shares
(Acquired 8/20/08, Cost $1,949,763) (4), (6)	372,349	353,732	0.04%

Other Electrical Equipment and Component Manufacturing (9.92%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $47,302,876) (2), (3), (4), (6), (7), (10)	2,561,000	77,201,345	9.92%

Nonferrous Metal (except Aluminum) Production and Processing (1.24%)
International Wire Group, Inc., Common Stock
(Acquired 7/15/04 and 7/19/04, Cost $9,581,477) (2), (6), (7)	637,171	9,662,698	1.24%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
March 31, 2009

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Equity Securities (continued)
Plastics Product Manufacturing (7.33%)
Pliant Corporation, Common Stock
(Acquired 7/19/06, Cost $215) (4), (6), (12)	515	$–	–
Pliant Corporation, 13%, PIK Preferred Stock (4)	6,804	–	–
Radnor Holdings, Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $16,977,271) (2), (4), (6), (7)	18,656,037	–	–
Radnor Holdings, Common Stock
(Acquired 7/31/06, Cost $141,356) (2), (4), (6), (7)	70	–	–
Radnor Holdings, Non-Voting Common Stock
(Acquired 7/31/06, Cost $1,489,840) (2), (4), (6), (7)	724	–	–
Radnor Holdings, Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (2), (4), (6), (7)	1	–	–
Radnor Holdings, Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (2), (4), (6), (7)	1	–	–
WinCup, Inc., Common Stock
(Acquired 11/29/06, Cost $73,517,938) (2), (3), (4), (6), (11)	73,517,938	57,043,785	7.33%
Total Plastics Product Manufacturing		57,043,785

Satellite Telecommunications (1.43%)
WildBlue Communications, Inc., Warrants to Purchase Common Stock
(Acquired 8/16/08, Cost $1,205,976) (3), (4), (6)	92,980	11,166,898	1.43%

Semiconductor and Other Electronic Component Manufacturing (0.05%)
TPG Hattrick Holdco, LLC, Common Units
(Acquired 4/21/06, Cost $3,829,068) (4), (6)	2,296,747	351,632	0.05%

Telecom Wireline (0.63%)
NEF Kamchia Co-Investment Fund, LP Interest
(Acquired 7/30/07, Cost $5,780,030) - (Cayman Islands) (4), (5), (6)	4,215,000	4,936,471	0.63%

Total Equity Securities (Cost $290,941,449)		279,433,339

Total Investments (Cost $938,938,701) (13)		649,902,602

Cash and Cash Equivalents (16.53%)
Wells Fargo, Overnight Repurchase Agreement, 0.12%,
Collateralized by Discount Notes of FHLB, Freddie Mac, and FFCB,
US Treasury Bills, and US Treasury Strips	$25,000,000	25,000,000	3.21%
Toyota Motor Credit Corporation, Commercial Paper, 0.18%, due 4/1/09	$15,000,000	15,000,000	1.93%
Wells Fargo, Commercial Paper, 0.25%, due 4/1/09	$2,000,000	2,000,000	0.26%
UBS Finance, Commercial Paper, 0.77%, due 4/27/09	$5,000,000	4,997,219	0.64%
Wells Fargo, Commercial Paper, 0.12%, due 4/28/09	$9,000,000	8,999,190	1.16%
Toyota Motor Credit Corporation, Commercial Paper, 0.50%, due 5/12/09	$5,000,000	4,997,153	0.64%
Union Bank of California, Commercial Paper, 0.65%, due 6/1/09	$22,000,000	21,975,769	2.82%
US Treasury Bill, due 5/14/09	$31,000,000	30,994,709	3.98%
Cash Denominated in Foreign Currencies (Cost $530,737)	€365,399	484,154	0.06%
Cash Held on Account at Various Institutions	$14,261,243	14,261,243	1.83%
Total Cash and Cash Equivalents		128,709,437

Total Cash and Investments		$778,612,039	100.00%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
March 31, 2009

Notes to Statement of Investments

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act  of 1933.  Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers during the three months ended March 31, 2009 were as follows:

Investment	Value, Beginning of Period	Acquisitions	Dispositions	Value, End of Period

EaglePicher Holdings, Inc., Common Stock	$78,148,915	$-	$-	$77,201,345
EaglePicher Corporation, 1st Lien Tranche B Term Loan, LIBOR + 4.5%, due 12/31/12	4,885,450	-	(14,043)	4,978,508
EaglePicher Corporation, 2nd Lien Term Loan, LIBOR + 7.5%, due 12/31/13	4,122,886	-	-	3,955,509
Gores I SF Luxembourg S.àr.1. Ordinary Shares	385,660	-	-	365,757
Gores I SF Luxembourg S.àr.1. Tracking Preferred Equity Certificates	38,180,313	-	-	36,209,946
International Wire Group, Inc., Common Stock	11,736,690	-	-	9,662,698
Online Resources Corporation, Series A-1 Convertible Preferred Stock	60,780,839	-	-	62,346,120
Online Resources Corporation, Common Stock	6,173,589	-	-	5,483,293
Radnor Holdings Corporation, Senior Secured Tranche C Notes LIBOR + 7.25%, due 9/15/09	2,109,837	-	-	2,109,837
Radnor Holdings Corporation, Series A Convertible Preferred Stock	-	-	-	-
Radnor Holdings, Common Stock	-	-	-	-
Radnor Holdings, Non-Voting Common Stock	-	-	-	-
Radnor Holdings, Warrants for Common Stock	-	-	-	-
Radnor Holdings, Warrants for Non-Voting Common Stock	-	-	-	-
WinCup, Inc., Common Stock	46,170,809	-	-	57,043,785
WinCup, Inc., Term Loan C-2, LIBOR + 14.5% PIK, due 5/29/10	7,021,428	327,349	-	7,698,563
TR Acquisition Holdings, LLC, Subordinated Promissory Note, 10% PIK, due 5/31/10	14,871,332	461,843	-	16,663,282

(3)	Priced by an independent third party pricing service.

(4)	Non-income producing security.

(5)	Principal or shares amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(6)	Restricted security.

(7)	Investment is not a controlling position.

(8)	Priced by the investment manager.

(9)	Priced at NASDAQ closing price.

(10)	The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(11)	Issuer is a controlled company.

(12)
  The Company may demand registration of the shares as part of a majority (by interest) of the holders of the registrable shares of the issuer, or in connection with an initial public offering by the issuer.

(13)	Includes investments with an aggregate market value of $37,749,723 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than Government securities, totaled $7,064,737 and $44,207,582 respectively. Aggregate purchases includes investment assets received as payment in kind.  Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of investments for federal income tax purposes, excluding cash and cash equivalents, was $938,938,701.  Net unrealized depreciation aggregated $288,882,859, of which $81,412,333 related to appreciated investments and $370,295,192 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2009 was $633,689,181 or 81.39% of total cash and investments of the Company.

Swaps at March 31, 2009 were as follows:

		Fair
Instrument	Notional Amount	Value

Euro/US Dollar Cross Currency Basis Swap, Pay Euros / Receive USD, Expires 5/17/12	$20,731,333	$153,239

On January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), which defines fair values, expands disclosures about fair value measurement, and establishes a hierarchy that prioritizes the inputs used to measure fair value.  The level category in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At March 31, 2009, the investments of the Company were categorized as follows:

Level	Basis for Determining Fair Value	Aggregate Value
1	Quoted prices in active markets for identical assets	$5,837,025
2	Other observable market inputs*	87,981,155
3	Independent third-party pricing sources that employ significant unobservable inputs	545,974,491
3	Internal valuations with significant unobservable inputs	10,109,931

* E.g. quoted prices in inactive markets or quotes for comparable investments

Changes in investments categorized as Level 3 during the three months ended March 31, 2009 were as follows:

	Independent Third Party Valuation	Investment Manager Valuation
Beginning balance	$598,845,353	$11,153,677
Net realized and unrealized gains (losses)	(37,663,746)	(1,043,746)
Net acquisitions and dispositions	1,457,193	-
Net transfers into (out of) category	(16,664,309)	-
Ending balance	$545,974,491	$10,109,931

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(37,738,998)	$(1,043,746)

Valuations of swap transactions at March 31, 2009 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$153,239

ITEM 2.	CONTROLS AND PROCEDURES.

(a)          The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)          Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 29, 2009

By:	/s/ Paul L. Davis
Name: Paul L. Davis
Title: Chief Financial Officer
Date: May 29, 2009